INVENTORY	6 Months Ended
Dec. 25, 2021
Inventory Disclosure [Abstract]
INVENTORY

3.	INVENTORY

Inventory consists of the following:

	December 25,	June 26,
	2021	2021
Raw Materials	$361	$670
Work-in-Process	2,345	5,174
Finished Goods	18,029	14,249

Total Inventory	$20,735	$20,093

During the three and six months ended December 25, 2021, the Company recognized an impairment of approximately nil and $864, respectively, to write down inventory to its net realizable value.